Property and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Net (Textual)
Depreciation expenses	$ 149,307	$ 88,289	$ 55,212
Disposed amount of property and equipment	$ 101,680